Deferred Government Grants (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current deferred government grants		$ 1,202	$ 530
Non-current deferred government grants		4,730	7,494
Total deferred government grants		5,932	8,024
Construction of a pandemic influenza vaccine plant and buildings [Member]
Current deferred government grants	[1]	278	290
Non-current deferred government grants	[1]	848	1,176
Purchasing equipment for H1N1 vaccine production [Member]
Current deferred government grants	[2]	137	143
Non-current deferred government grants	[2]	330	488
Purchasing equipment for H5N1 vaccine production [Member]
Current deferred government grants	[3]	15	16
Non-current deferred government grants	[3]	46	64
Research and development for EV71 [Member]
Current deferred government grants	[4]	259	0
Non-current deferred government grants	[5]	0	1,524
EV71 vaccine production facility and trial production of EV7 [Member]
Current deferred government grants	[5]	77	0
Non-current deferred government grants	[4]	2,828	3,223
Loan from Zhongguancun Development Group [Member]
Current deferred government grants	[6]	358	0
Non-current deferred government grants	[6]	0	376
Others [Member]
Current deferred government grants	[7]	78	81
Non-current deferred government grants	[7]	$ 678	$ 643

[1]	Deferred government grants included $1,126 (RMB 7.3 million) represents the unamortized portion of the amount that the Company received in 2007 for construction of a pandemic influenza vaccine plant and buildings of RMB 20 million (December 31, 2014 - $1,466 (RMB 9.1 million)). $278 (RMB 1.8 million) which will be amortized in 2016 was included in the current portion and $848 (RMB 5.5 million) which will be amortized after 2016 was included in the non-current portion of the deferred government grants. The production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. The Company has fulfilled the conditions attached to the government grant. Government grant relating to these production facilities of $287, $290 and $237 for the year ended December 31, 2015, 2014 and 2013 were recorded as a reduction to depreciation expense.
[2]	Deferred government grants also included $467 (RMB 3.0 million) being the unamortized portion of the amount that the Company received in 2009 for purchasing equipment for H1N1 vaccine production with a total amount of $999 (RMB 6.2 million). The amount of $137 (RMB 0.8 million) which will be recognized in 2016 was included in the current portion and the amount of $330 (RMB 2.2 million) which will be recognized after 2016 was included in the non-current portion of deferred government grants. The Company has fulfilled the conditions attached to the government grant. Government grant relating to this production facility of $141, $143 and $119 for the year ended December 31, 2015, 2014 and 2013 were recorded as a reduction to the related depreciation expense.
[3]	Deferred government grants also included $62 (RMB 0.4 million) being the unamortized portion of the amount that the Company received in 2013 for purchasing equipment for H5N1 vaccine production. The amount of $15 (RMB 0.1 million) which will be amortized in 2016 was included in the current portion and the amount of $46 (RMB 0.3 million) which will be amortized after 2016 was included in the non-current portion of deferred government grants. Government grant relating to this production facility of $16 and $16 for the year ended December 31, 2015 and 2014 were recorded as a reduction to the related depreciation expense.
[4]	The Company received a government grant in the amount of $3,087 (RMB 20 million) for equipment purchase and construction of the Enterovirus 71 ("EV71") vaccine production facility. As of December 31, 2015, the Company has not fulfilled the conditions attached to the government grant. The Company obtained the Good Manufacturing Practices (“GMP”) certificate of its EV71 vaccine issued by the CFDA in January 2016, which was the final major condition attached to the grant. The amount of $259 (RMB 1.7 million) which will be amortized in 2016 was included in the current portion and the amount of $2,828 (RMB 18.3 million) which will be amortized after 2016 was included in the non-current portion of deferred government grants.
[5]	Deferred government grants also include $77 (RMB 0.5 million) that the Company received in 2015 for EV71 research and development. As the Company has obtained the Good Manufacturing Practices (“GMP”) certificate of its EV71 vaccine issued by the China Food and Drug Administration (“CFDA”) in January 2016, and is expected to fulfill the conditions within one year, the grant is recorded as a current government grant. As of December 31, 2015, the Company has obtained the new drug certificate and production license of EV71 vaccine issued by CFDA, and has fulfilled the conditions attached to three government grants for EV71 research and development with a total amount of $1,598 (RMB 10 million). These grants were recognized as income.
[6]	The Company received a loan of $1,934 (RMB 12 million) bearing an interest rate of 0.36% per year from Beijing Zhongguancun Development Group. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company's borrowing rate of 6.9%) is recorded as current deferred government grant of $358 (December 31, 2014 - $376) (see note 11), since the loan will mature in 2016.
[7]	Deferred government grants also included $756 (RMB 4.9 million) in relation to four other research projects. As of December 31, 2015, the conditions attached to three of the four government grants totalling $678 (RMB 4.4 million) have not been fulfilled by the Company. As the Company does not expect to fulfill the conditions within one year, these grants are recorded as non-current deferred government grants (December 31, 2014 - $642 (RMB 4 million)). The Company expects to fulfil the conditions attached to one of the four grants and recorded $78 (RMB 0.5 million) as a current deferred government grant (December 31, 2014 - $81 (RMB 0.5 million)).